Financial Instruments - Sensitivity Analysis Of The Interest Rate Risks (Detail) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on profit or loss before tax	R$ (1,738)
Short Term Investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ 2,758,265
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ 1,103
Loans and Financing [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ (2,910,550)
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ (1,261)
FIDC Senior Quota Holders [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ (3,710,894)
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ (1,581)